STATEMENT OF INVESTMENTS
Appreciation Portfolio

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Banks - 3.5%
JPMorgan Chase & Co.	111,700		13,145,973
Capital Goods - 1.7%
United Technologies	47,900		6,539,308
Commercial & Professional Services - 1.0%
Verisk Analytics	23,490		3,714,709
Consumer Durables & Apparel - 3.4%
Hermes International	2,677		1,851,596
LVMH Moet Hennessy Louis Vuitton	15,200		6,050,656
NIKE, Cl. B	54,890		5,155,269
			13,057,521
Consumer Services - 1.9%
McDonald's	34,000		7,300,140
Diversified Financials - 7.4%
American Express	60,700		7,179,596
BlackRock	18,500		8,244,340
Intercontinental Exchange	46,275		4,269,794
S&P Global	34,100		8,353,818
			28,047,548
Energy - 5.7%
Chevron	74,475		8,832,735
ConocoPhillips	67,125		3,824,783
Exxon Mobil	125,339		8,850,187
			21,507,705
Food, Beverage & Tobacco - 11.2%
Altria Group	127,925		5,232,133
Anheuser-Busch InBev, ADR	33,500		3,187,525
Nestle, ADR	67,700		7,338,680
PepsiCo	55,325		7,585,057
Philip Morris International	118,325		8,984,417
The Coca-Cola Company	184,800		10,060,512
			42,388,324
Health Care Equipment & Services - 5.7%
Abbott Laboratories	89,200		7,463,364
Intuitive Surgical	13,950	[a]	7,532,023
UnitedHealth Group	30,150		6,552,198
			21,547,585
Household & Personal Products - 3.4%
The Estee Lauder Companies, Cl. A	64,100		12,752,695

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Insurance - 2.7%
Chubb	47,250		7,628,040
The Progressive	35,000		2,703,750
			10,331,790
Materials - 3.8%
Air Products & Chemicals	9,825		2,179,775
Linde	38,150		7,390,418
The Sherwin-Williams Company	8,650		4,756,376
			14,326,569
Media & Entertainment - 14.0%
Alphabet, Cl. C	12,969	[a]	15,809,211
Comcast, Cl. A	244,115		11,004,704
Facebook, Cl. A	106,510	[a]	18,967,301
The Walt Disney Company	54,705		7,129,156
			52,910,372
Pharmaceuticals Biotechnology & Life Sciences - 4.5%
AbbVie	72,075		5,457,519
Novo Nordisk, ADR	122,950	[b]	6,356,515
Roche Holding, ADR	147,625	[b]	5,380,931
			17,194,965
Retailing - 2.9%
Amazon.com	6,400	[a]	11,109,824
Semiconductors & Semiconductor Equipment - 5.8%
ASML Holding	33,375	[b]	8,291,017
Texas Instruments	107,125		13,844,835
			22,135,852
Software & Services - 12.5%
Automatic Data Processing	16,065		2,593,212
Broadridge Financial Solutions	8,000		995,440
Mastercard, Cl. A	5,000		1,357,850
Microsoft	195,635		27,199,134
Visa, Cl. A	89,550	[b]	15,403,495
			47,549,131
Technology Hardware & Equipment - 5.3%
Apple	89,000		19,933,330
Transportation - 3.4%
Canadian Pacific Railway	25,250		5,617,115
Union Pacific	44,225		7,163,565
			12,780,680
Total Common Stocks (cost $158,628,938)			378,274,021

	1-Day Yield (%)
Investment Companies - ..1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $362,305)	1.89	362,305	[c]	362,305
Total Investments (cost $158,991,243)		99.9%		378,636,326
Cash and Receivables (Net)		.1%		487,110
Net Assets		100.0%		379,123,436

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $31,767,887 and the value of the collateral was $32,433,564, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Appreciation Portfolio

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	370,371,769	7,902,252††	-	378,274,021
Investment Companies	362,305	-	-	362,305

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely

NOTES

manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2019, accumulated net unrealized appreciation on investments was $219,645,083, consisting of $220,134,422 gross unrealized appreciation and $489,339 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.